Litigation and Environmental Contingencies - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012 acre	Dec. 31, 2012 Environmental Remediation Expense [Member]	Dec. 31, 2012 Credo [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Environmental Liabilities [Line Items]
Percent of leasing participating interest				5.00%	10.00%
Amount of settlement in exchange for termination			$ 3,700,000
Area for which certificate of completion received	288
Portion of site for which certificate not received	80
Reserves for environmental remediation	2,500,000
Cost to complete remediation activities		$ 1,572,000